Income taxes	12 Months Ended
Dec. 31, 2017
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Income taxes
16.	Income taxes:

(a)	Income tax expense is comprised of the following:

	2017	2016

Current tax expense	$5,527,161	$5,310,454
Deferred tax expense (recovery):
Origination and reversal of temporary differences	(1,559,332)	(830,584)
Change in enacted tax rates and other	2,334,678	(224,720)
Total tax expense (recovery)	$6,302,507	$4,255,150

The reconciliation of income tax computed at statutory tax rates to income tax expense, using a 23% (2016 – 26%) statutory rate, is:

	2017	2016

Tax expense at statutory income tax rates	$4,593,244	$5,286,493
Permanent differences	557,406	159,800
Income attributable to non-controlling interest	(1,571,060)	(1,306,217)
Foreign income taxed at different rates	344,742	243,256
Impact of change in tax rates	2,585,691	-
Other	(207,516)	(128,182)
Total tax expense (recovery)	$6,302,507	$4,255,150

The Company’s statutory tax rate in Canada in 2017 is reduced from 26% to 23% due to the expected benefits to be derived from the IBA patent program in Canada. In 2018, the Canadian statutory tax rate will increase from 26% to 27%. The Company has recorded the impact of the change in tax rate in 2017. As a result of tax legislation enacted in the U.S. at the end of 2017, the federal corporate tax rate applicable to years after 2017 was substantially reduced. As a result, the Company recorded a deferred income tax expense in respect of its U.S. operations in 2017 at a combined federal and state income tax rate of 26.6% (2016 – 39%).

(b)	Recognized deferred tax assets and liabilities:

The Company had the following deferred tax assets and liabilities resulting from temporary differences recognized for financial statement and income tax purposes.

	2017	2016

Deferred tax assets:
Property and equipment	$8,916	141
Intangible assets	4,291,655	-
Finance related costs	374,721	527,462
Reserves	-	74,105
Share transaction costs	196,508	273,332
Stock-based compensation	387,943	426,051
Deferred consideration	-	1,523,663
Earn-out obligation	499,052	5,128,162

Deferred tax liabilities:
Intangible assets	-	(1,006,371)
Deferred consideration	(44,255)	-
Reserves	(7,157)	-
Unrealized foreign exchange	-	(508,770)
Net deferred tax asset	$5,707,383	$6,437,775

Deferred tax assets by jurisdiction	2017	2016

Canada:
Deferred tax asset	$201,555	$405,108
Deferred tax liability	(99,254)	(506,954)
Net deferred tax asset (liability)	$102,301	$(101,846)

United States:
Deferred tax asset	$5,690,541	$7,559,797
Deferred tax liability	(85,459)	(1,020,176)
Net deferred tax asset (liability)	$5,605,082	$6,539,621

(c)	Unrecognized deferred tax assets and liabilities:

As at December 31, 2017 and 2016, the Company had tax losses of $nil from both its Canadian and US operations.

Realization of the deferred tax assets is dependent on several factors, including a presumption of future profitability, which is subject to uncertainty. The Company has assessed that it is probable that its deferred tax assets will be realized.